Discontinued Operations - Schedule of Cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash flows [Abstract]
Net cash used in operating activities		$ (935)
Net cash used in financing activities		(13)
Net cash outflow		$ (948)